Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2020
Allowance for doubtful accounts
Schedule of allowance for accounts receivable, other receivables and amounts due from related parties

	Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance as of January 1	3,997,417	63,211,728	124,490,642
Provisions for doubtful accounts	59,214,311	61,278,914	11,145,117
Write-off	—	—	—
Balance as of December 31	63,211,728	124,490,642	135,635,759